Impairment, derecognition of assets and (loss) profit on disposal (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Disclosure of impairment allocation
Impairment Allocation:

	Tangible Assets
Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Assets under construction	Land	Total Impairment
US Dollar million	Six months ended Jun 2023
Córrego do Sítio	26	7	5	1	39
Cuiabá	—	25	28	—	53
	26	32	33	1	92